Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Government Money Market Fund, Inc.
Entity Central Index Key	0000067590
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class A
Trading Symbol	PBMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class A	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 301,648,677
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 301,648,677
Number of fund holdings	67

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	53.2%
U.S. Government Agency Obligations	34.7%
U.S. Treasury Obligations	12.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

PGIM GOVERNMENT MONEY MARKET FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class C
Trading Symbol	MJCXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class C	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 301,648,677
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 301,648,677
Number of fund holdings	67

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	53.2%
U.S. Government Agency Obligations	34.7%
U.S. Treasury Obligations	12.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class Z
Trading Symbol	PMZXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class Z	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 301,648,677
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 301,648,677
Number of fund holdings	67

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	53.2%
U.S. Government Agency Obligations	34.7%
U.S. Treasury Obligations	12.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

PGIM CORE GOVERNMENT MONEY MARKET FUND
Shareholder Report [Line Items]
Fund Name	PGIM Core Government Money Market Fund
Class Name	PGIM Core Government Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the shares of PGIM Core Government Money Market Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Government Money Market Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 8,148,417,848
Holdings Count | Holding	83
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 8,148,417,848
Number of fund holdings	83

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	71.4%
U.S. Government Agency Obligations	17.5%
U.S. Treasury Obligations	11.9%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%